Loss per share (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Senior Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0
Senior Secured Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	0
Stock Options And Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,542,994	6,910,812	5,169,567